Debt, Finance Lease Obligations and Other Notes Payable - Hedged Items (Details) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 MXN ($)
Disclosure of detailed information about hedged items [line items]
Notional Amount				$ 123,124,638
Warrants issued by UHI
Offset by:
Foreign exchange gain (loss) derived from the hedged Warrants issued by UHI	$ (125,955)	$ 1,622,976
Open Ended Fund
Offset by:
Foreign exchange gain (loss) derived from the hedged Warrants issued by UHI	317,126	167,490
Designated as hedging instruments
Disclosure of detailed information about hedged items [line items]
Notional Amount			$ 2,585.8	50,869,542	$ 2,440.3	$ 48,086,944
Recognized in:
Other comprehensive income in consolidated equity	(189,213)	2,050,599
Total foreign exchange (loss) gain derived from hedging Senior Notes	(189,213)	2,050,599
Offset by:
Total foreign currency translation and foreign exchange gain (loss) derived from hedged assets	189,213	(2,050,599)
Designated as hedging instruments | Investment in shares of UHI
Offset by:
Foreign exchange gain (loss) derived from the hedged Warrants issued by UHI	(1,958)	(260,133)
Designated as hedging instruments | Warrants issued by UHI
Disclosure of detailed information about hedged items [line items]
Notional Amount			1,775.1	34,921,530	1,847.0	36,395,183
Offset by:
Foreign exchange gain (loss) derived from the hedged Warrants issued by UHI	(125,955)	(1,622,976)
Designated as hedging instruments | Open Ended Fund
Offset by:
Foreign exchange gain (loss) derived from the hedged Warrants issued by UHI	$ 317,126	$ (167,490)
Designated as hedging instruments | Net investment | Investment in shares of UHI
Disclosure of detailed information about hedged items [line items]
Notional Amount			421.2	8,285,286	413.3	8,144,843
Designated as hedging instruments | Fair value hedge of foreign currency | Open Ended Fund
Disclosure of detailed information about hedged items [line items]
Notional Amount			$ 389.5	$ 7,662,726	$ 180.0	$ 3,546,918